                                   SUPPLEMENT
                            DATED AUGUST 10, 2005
                                       TO
         THE HARTFORD MUTUAL FUNDS CLASS A, CLASS B AND CLASS C SHARES PROSPECTUS DATED MARCH 1, 2005 (AS SUPPLEMENTED JUNE 1, 2005)
                               (THE "PROSPECTUS")

--------------------------------------------------------------------------------


     As of September 1, 2005, Mark Niland and Nasri Toutoungi will assume all portfolio management responsibilities for The Hartford High Yield Fund and Christine Mozonski and David Hillmeyer will no longer serve as portfolio managers of The Hartford High Yield Fund. Accordingly, the Prospectus shall be revised as follows:

         In the Prospectus under "Management of the Funds, Portfolio Managers of the Funds," on page 153, the disclosure under "High Yield Fund" referring to Ms. Mozonski and Mr. Hillmeyer is deleted and replaced with the following:

              The fund is co-managed by Mark Niland and Nasri Toutoungi.

              Mark Niland, CFA, Executive Vice President of Hartford Investment Management, has served as co-portfolio manager of the fund since September 2005. Mr. Niland joined Hartford Investment Management in 1989 and has been an investment professional involved in trading and portfolio management since that time. Prior to joining the firm, Mr. Niland was a credit officer at Shawmut National Corp.

              Nasri Toutoungi, Managing Director of Hartford Investment Management, has served as co-portfolio manager of the fund since September 2005. Mr. Toutoungi joined Hartford Investment Management in 2003. Previously, Mr. Toutoungi was a managing Director of Blackrock, Inc. from 1998 to January 2002, and a Director and Partner of Rogge Global Partners from 1997 to 1998.

THIS SUPPLEMENT SHOULD BE RETAINED WITH YOUR PROSPECTUS FOR FUTURE REFERENCE.

                                   SUPPLEMENT
                             DATED AUGUST 10, 2005
                                     TO THE
       CLASS A, CLASS B AND CLASS C SHARES PROSPECTUS DATED MARCH 1, 2005
                        (AS SUPPLEMENTED MARCH 15, 2005)
             FOR THE HARTFORD FIXED INCOME FUNDS (THE "PROSPECTUS")


--------------------------------------------------------------------------------


     As of September 1, 2005, Mark Niland and Nasri Toutoungi will assume all portfolio management responsibilities for The Hartford High Yield Fund and Christine Mozonski and David Hillmeyer will no longer serve as portfolio managers of The Hartford High Yield Fund. Accordingly, the Prospectus shall be revised as follows.

         In the Prospectus under "Management of the Funds, Portfolio Managers of the Funds," on page 60, the disclosure under the "High Yield Fund" referring to Ms. Mozonski and Mr. Hillmeyer is deleted and replaced with the following:

              The fund is co-managed by Mark Niland and Nasri Toutoungi.

              Mark Niland, CFA, Executive Vice President of Hartford Investment Management, has served as co-portfolio manager of the fund since September 2005. Mr. Niland joined Hartford Investment Management in 1989 and has been an investment professional involved in trading and portfolio management since that time. Prior to joining the firm, Mr. Niland was a credit officer at Shawmut National Corp.

              Nasri Toutoungi, Managing Director of Hartford Investment Management, has served as co-portfolio manager of the fund since September 2005. Mr. Toutoungi joined Hartford Investment Management in 2003. Previously, Mr. Toutoungi was a managing Director of Blackerock, Inc. from 1998 to January 2002, and a Director and Partner of Rogge Global Partners from 1997 to 1998.


     THIS SUPPLEMENT SHOULD BE RETAINED WITH YOUR PROSPECTUS FOR FUTURE
     REFERENCE.

                                   SUPPLEMENT
                              DATED AUGUST 10, 2005
                                     TO THE
                COMBINED STATEMENT OF ADDITIONAL INFORMATION FOR
                         THE HARTFORD MUTUAL FUNDS, INC.
                  CLASS A, CLASS B, CLASS C AND CLASS Y SHARES
                     AND THE HARTFORD MUTUAL FUNDS II, INC.
                  CLASS A, CLASS B, CLASS C, CLASS E, CLASS H,
              CLASS L, CLASS M, CLASS N, CLASS Y AND CLASS Z SHARES
         DATED MARCH 1, 2005 (AS SUPPLEMENTED JUNE 1, 2005) (THE "SAI")

--------------------------------------------------------------------------------


     As of September 1, 2005, Mark Niland and Nasri Toutoungi will assume all portfolio management responsibilities for The Hartford High Yield Fund, and Christine Mozonski and David Hillmeyer will no longer serve as portfolio managers of The Hartford High Yield Fund. Accordingly, the SAI shall be revised as follows:

     1. Under "Portfolio Managers, Other Accounts Sub-advised by Hartford Investment Management" on page 101, the disclosure pertaining to Mr. Hillmeyer and Ms. Mozonski is deleted and replaced with the following:



                         REGISTERED
                         INVESTMENT
                         COMPANY        ASSETS          POOLED         ASSETS       OTHER         ASSETS
PORTFOLIO MANAGER        ACCOUNTS       MANAGED         ACCOUNTS       MANAGED      ACCOUNTS      MANAGED
-----------------        ----------     -------         --------       -------      --------      -------
Mark Niland(b)               2          $910,447,795      0            $0               2         $24,280,054,085


     2. Under "Portfolio Managers, Other Accounts Sub-advised by Hartford Investment Management" on page 101, the disclosure pertaining to Mr. Toutoungi is deleted and replaced with the following:


                         REGISTERED
                         INVESTMENT
                         COMPANY        ASSETS          POOLED         ASSETS       OTHER         ASSETS
PORTFOLIO MANAGER        ACCOUNTS       MANAGED         ACCOUNTS       MANAGED      ACCOUNTS      MANAGED
-----------------        ----------     -------         --------       -------      --------      -------
Nasri Toutoungi(b)           2          $4,497,806,647      1          $67,490,905      10        $1,117,024,259


     3. Under "Portfolio Managers, Other Accounts Sub-advised by Hartford Investment Management" on page 101, the following footnote is added at the end of the table after footnote a:

                (b) Portfolio manager of High Yield Fund as of September 1,
                    2005. The information provided in the table above is current as of July 31, 2005.

     4. Under "Portfolio Managers, Equity Securities Beneficially Owned by Portfolio Managers of Hartford Investment Management" on page 105, the disclosure pertaining to Mr. Hillmeyer and Ms. Mozonski is deleted and replaced with the following:


                                                           DOLLAR RANGE OF EQUITY SECURITIES
PORTFOLIO MANAGER        FUNDS SUB-ADVISED/MANAGED         BENEFICIALLY OWNED
-----------------        -------------------------         ------------------
Mark Niland(b)           High Yield Fund                   None


     5. Under "Portfolio Managers, Equity Securities Beneficially Owned by Portfolio Managers of Hartford Investment Management" on page 105, the disclosure pertaining to Mr. Toutoungi is deleted and replaced with the following:

                                                                           DOLLAR RANGE OF EQUITY SECURITIES
PORTFOLIO MANAGER        FUNDS SUB-ADVISED/MANAGED                         BENEFICIALLY OWNED
-----------------        -------------------------                         ------------------
Nasri Toutoungi(b)       Total Return Bond Fund                            None
                         High Yield FundNone


     6. Under "Portfolio Managers, Equity Securities Beneficially Owned by Portfolio Managers of Hartford Investment Management" on page 105, the following footnote is added at the end of the table after footnote a:

                (b) Portfolio manager of High Yield Fund as of September 1,
                    2005. The information provided in the table above is current as of July 31, 2005.


THIS SUPPLEMENT SHOULD BE RETAINED WITH YOUR STATEMENT OF ADDITIONAL INFORMATION FOR FUTURE REFERENCE.



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